OTHER ASSETS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Financial assets	R$ 73,426,822	R$ 81,195,242
Foreign exchange transactions	31,881,934	44,132,289
Debtors for guarantee deposits	23,808,198	21,743,293
Securities trading	6,014,189	5,848,323
Trade and credit receivables	5,904,620	6,032,514
Receivables	5,817,881	3,438,823
Other assets	17,284,492	15,824,815
Other debtors	5,170,650	5,777,906
Prepaid expenses	5,081,590	3,568,136
Interbank and interdepartmental accounts	139,613	224,343
Other	6,892,639	6,254,430
Total	R$ 90,711,314	R$ 97,020,057